Income Taxes - Schedule of Canadian Federal and Provincial Statutory Income Tax Rates (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Loss before income taxes	$ (65,082)	$ (19,872)
Income tax calculated using statutory rates	(17,488)	(5,343)
Non-deductible/(non-taxable) items	(6,120)	5,361
Difference in foreign tax rates	(30)	28
Movement in tax benefits not recognized	(3,407)	4,900
Renouncement of flow-through expenditures	15,112	6,800
Other	22	(371)
Income tax (recovery) expense	$ (11,910)	$ 11,375